Exchange Rate Differences on Foreign Currency - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ 168,110,939	$ 1,448,270,093	$ 148,158,120
For Trading of foreign currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	84,571,452	61,253,725	63,008,764
For Valuation of Assets and Liabilities in Foreign Currency
Disclosure Of Transactions In Foreign Currency [line items]
Exchange rate differences on foreign currency	$ 83,539,487	$ 1,387,016,368	$ 85,149,356